Condensed consolidated statements of cash flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash from operating activities:
Net loss	$ (5,655)	$ (281,486)
Adjustments to net loss:
Share in loss of jointly controlled entities	300	120
Share based listing expense	0	106,017
Share based payments expense	2,827	750
Depreciation and amortization expense	73	27
Non-cash finance costs recognised in profit or loss	563	1,509
Unrealised (gain)/loss on derivative financial instruments	(1,960)	164,296
Deferred income tax expense/(benefit)	0	(2)
Changes in operating assets and liabilities:
Decrease/(Increase) in trade and other receivable	(563)	(650)
(Increase)/decrease in prepayments	623	(2,547)
(Increase)/decrease in tax incentive receivable	0	177
(Increase)/decrease in inventory	(721)	0
Increase/(decrease) in trade and other payables	628	(15,986)
Increase in provisions	64	61
Foreign exchange differences	(126)	(246)
Net cash used in operating activities	(3,947)	(27,962)
Cash flows from investing activities:
Interest received (paid)	(31)	17
Loans and advances paid to related parties	(270)	(86)
Purchases of property, plant and equipment	(25)	(34)
Payment for intangible asset costs	(46)	0
Net cash used in investing activities	(372)	(103)
Cash flows from financing activities:
Proceeds from borrowings and other financial liabilities	0	33,333
Proceeds from Capital Reorganisation	0	9,203
Increase/(decrease) in lease liabilities	11	(5)
Net cash generated by financing activities	11	42,531
Net increase/(decrease) in cash and cash equivalents	(4,308)	14,466
Effect of exchange rate changes on cash	129	(17)
Cash and cash equivalents at the beginning of the period	11,081	2,060
Cash and cash equivalents at the end of the period	$ 6,902	$ 16,509